RESTRUCTURING COST	12 Months Ended
Dec. 31, 2021
Restructuring and Related Activities [Abstract]
RESTRUCTURING COST

NOTE 9 -RESTRUCTURING COST

In March 2021, the Company announced a restructuring plan, pursuant to which, the Company will transfer the Company's operations from its leased facility in Gedera to its facility in Tulsa, Oklahoma and to its facility in Kiryat Gat.

This will enable TAT to concentrate on heat exchanges activity in the United States allowing for better operational flow, getting closer to TAT’s customer base, and cutting fixed costs.

During 2021 the company started executing the plan which will mature during 2022.

The restructuring plan has a material impact on the company's financial statements for the year 2021 as follows:

Restructuring Items	December 31, 2021

Balance sheet
Provision for employee’s termination expenses	$657
Investment in building and infrastructures	$2,382
Investment in machineries (**)	$3,478
Total	$6,517

Profit and loss
Restructuring expenses, net
Employee’s termination cost	$686
Restructuring income from lease modification	$(1,315)
Restructuring expenses from asset’s impairment	$1,800
Other restructuring expenses	$584
Cost of sales
Acceleration of assets depreciation expenses	$1,200
Total	$2,955

* Net cash used in operating activity for restructuring expenses in 2021 was $580.

** Investment in machineries were offset by a grant of $1.2 million received from the State Of Oklahoma as part of a larger incentive plan granted to TAT. As part of this plan TAT Limco will be entitled to several incentives including additional grants, tax exempt and incentives and support in employee's salaries over the next 10 years.